EQUITY - Adjustments of Exercise Price and Warrant Shares for November 2021 Investors Warrants (Details)		1 Months Ended
	Apr. 06, 2022	Nov. 30, 2021 $ / shares shares	Nov. 30, 2021 D $ / shares shares	Nov. 30, 2021 item $ / shares shares
EQUITY
Exercise price of warrants		$ 0.82	$ 0.82	$ 0.82
Reverse stock split	0.1
Investor Warrants
EQUITY
Number of lowest trading days			5	5
Consecutive trading day period		20 days
Number of volume weighted average price | item				5
Exercise price of warrants		$ 1.13	$ 1.13	$ 1.13
Reverse stock split	0.1
Number of warrants outstanding | shares		5,335,763	5,335,763	5,335,763